As filed with the Securities and Exchange Commission on April 4, 2017

File No.   333-214020
File No.    811-23196

SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3

StrongVest ETF Trust
 (Exact Name of Registrant as Specified in Charter)

131 Plantation Ridge Drive, Suite 100, Mooresville, NC 28117
 (Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 829-9405

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
 Washington, D.C. 20036-1600

It is proposed that the filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on __________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mooresville and State of North Carolina, on the 4th day of April, 2017.

StrongVest ETF Trust

By:	/s/ D. Kyle Cerminara
Name:	D. Kyle Cerminara
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ D. Kyle Cerminara
D. Kyle Cerminara	President, Principal Executive Officer, and Trustee	April 4, 2017

John C. Flippen, Jr.*
John C. Flippen, Jr.	Trustee	April 4, 2017

Richard Govignon Jr*
Richard Govignon Jr	Trustee	April 4, 2017

Dan Orlosky*
Dan Orlosky	Trustee	April 4, 2017

Ryan M. Burke*
Ryan M. Burke	Treasurer and Principal Financial Officer	April 4, 2017

*By:	/s/ D. Kyle Cerminara
D. Kyle Cerminara
Attorney-in-Fact, pursuant to Powers of Attorney filed on March 16, 2017 and incorporated by reference herein

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase